Net revenue	12 Months Ended
Dec. 31, 2017
Net revenue
Net revenue

25Net revenue

Accounting policy

Revenue represents the fair value of the consideration received or receivable for the sale of goods in the ordinary course of the Company’s activities. Revenue is shown net of value-added tax, returns, rebates and discounts, after eliminating sales between the consolidated companies.

The Company recognizes revenue when: (i) the amount of revenue can be reliably measured; (ii) it is probable that future economic benefits will flow to the entity; and (iii) specific criteria have been met for each of the Company’s activities as described below. Revenue will not be deemed to be reliably measured if all sale conditions are not resolved. The Company bases its estimates on historical results, taking into consideration the type of customer, the type of transaction and the specifics of each arrangement.

Revenue recognition is based on the following principles:

Sale of goods: Sales are normally recognized when the goods are delivered to the carrier and the ownership and risks with respect thereto are transferred to the customer.

Revenue from sales of concentrates is determined based on the prices of international quotes and in accordance with the contractual terms. In such cases, revenue is initially recognized at a provisional price which corresponds to the international quoted price at the shipping date. The amount of the provision for settlement is adjusted to reflect future prices, according to international quotes at the closing date of each month, until a final adjustment is carried out to value the sales in accordance with the prices agreed upon with customers, based on the contractual sales terms. The adjustments of provisional settlements are recognized in trade accounts receivable, against sales revenue when:

•	The future price, mentioned above, for shipment or delivery, for a determined period (pre-final) settlement, or at the close of an accounting period is different to the price recorded.

•

A debit or credit note is issued after the adjustments of the provision for settlement are recognized, based on the final weights or final contents, which results in a higher or lower amount, respectively, compared to the amount of the provision for settlement.

A debit or credit note is issued when the final price has been defined.

(a)Composition of net revenue

	2017	(Revised) 2016	(Revised) 2015
Gross revenue	2,709,236	2,193,867	2,072,439
Taxes on sales and returns	(259,752)	(229,026)	(207,256)

Net revenue	2,449,484	1,964,841	1,865,183

(b)Information on geographical areas in which the Company operates

The geographical areas are determined based on the location of the customers. The net revenue of the Company, classified by currency and destination, is as follows:

(i)Revenue by destination

	2017	(Revised) 2016	(Revised) 2015
Brazil	721,640	560,878	534,141
Peru	696,527	573,884	584,450
United States	158,060	156,634	99,884
Luxembourg	130,723	100,631	98,159
Switzerland	108,798	59,873	135,450
Argentina	79,463	45,050	14,904
Japan	69,565	36,005	32,994
Singapore	60,857	42,666	72,514
Colombia	47,734	39,137	42,007
Chile	38,101	67,546	52,865
Austria	37,270	22,982	18,731
Turkey	35,522	19,498	23,265
Germany	23,154	42,560	22,348
China	18,172	12,838	639
Italy	15,799	3,608	1,399
Korea	7,064	66,887	51,181
Other	201,035	114,164	80,252

	2,449,484	1,964,841	1,865,183

(ii)Revenue by currency

	2017	(Revised) 2016	(Revised) 2015
US Dollar	1,729,234	1,414,992	1,334,878
Real	717,032	547,537	529,218
Other	3,218	2,312	1,087

	2,449,484	1,964,841	1,865,183